EMPLOYEE BENEFIT PLANS - Sensitivity analysis (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Discount rate, Value	14.00%	8.00%
Salary, Value	9.80%	7.20%
Defined benefit pension plan - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	14.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (2,580)
Defined benefit pension plan - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	13.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 2,725
Defined benefit pension plan - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	7.80%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 3,088
Defined benefit pension plan - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	6.80%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (2,940)
Defined benefit pension plan - Colombia | Mortality Table | Mortality Table RV-08
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 3,687
Retirement Pension Premium Plan - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	14.75%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (3,670)
Retirement Pension Premium Plan - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	13.75%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 3,983
Retirement Pension Premium Plan - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	10.30%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 4,148
Retirement Pension Premium Plan - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	9.30%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (3,845)
Severance obligation - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	13.75%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (232)
Severance obligation - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	12.75%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 239
Severance obligation - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	10.30%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 540
Severance obligation - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	9.30%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (529)
Defined benefit pension plan - Panama | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	7.40%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (185)
Defined benefit pension plan - Panama | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	6.40%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 198
Defined benefit pension plan - Panama | Mortality Table | Mortality Table RP-2000
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 115
Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Discount rate, Value	10.20%	6.10%
Salary, Value	5.00%	5.00%
Defined benefit pension plan - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	10.70%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (2,165)
Defined benefit pension plan - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.70%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 2,446
Defined benefit pension plan - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,536
Defined benefit pension plan - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,389)
Defined benefit pension plan - Guatemala | Mortality Table | Mortality Table RP-2000
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 776
Retirement Pension Premium Plan - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.80%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (1,546)
Retirement Pension Premium Plan - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.80%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,624
Retirement Pension Premium Plan - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,684
Retirement Pension Premium Plan - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,615)
Retirement Pension Premium Plan - El Salvador | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	6.30%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (951)
Retirement Pension Premium Plan - El Salvador | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	5.30%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,023
Retirement Pension Premium Plan - El Salvador | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	3.00%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 215
Retirement Pension Premium Plan - El Salvador | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	2.00%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (267)
Other Long-Term Benefits - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	14.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (11,241)
Other Long-Term Benefits - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	13.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 11,908
Other Long-Term Benefits - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	10.30%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 12,294
Other Long-Term Benefits - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	9.30%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (11,695)
Other Long-Term Benefits - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.90%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (897)
Other Long-Term Benefits - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.90%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 955
Other Long-Term Benefits - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 992
Other Long-Term Benefits - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (938)
Other Long-Term Benefits - El Salvador | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	6.20%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (181)
Other Long-Term Benefits - El Salvador | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	5.20%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 192